Lease Arrangements - Lease Liabilities (Detail) $ in Millions, $ in Millions	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Lease liabilities [abstract]
Current portion (classified under accrued expenses and other current liabilities)	$ 1,828.0		$ 2,275.1
Noncurrent portion	20,560.6	$ 732.2	15,041.8
Lease liabilities	$ 22,388.6		$ 17,316.9